Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments

Year	Amount
2017	200,000
2018	201,250
2019	206,250
2020	157,500

Total future minimum lease payments	$765,000